UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche DWS Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2018

Semiannual Report

to Shareholders

DWS RREEF MLP & Energy

Infrastructure Fund

(formerly Deutsche MLP & Energy Infrastructure Fund)

Contents

4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
13	Statement of Assets and Liabilities
15	Statement of Operations
16	Statements of Changes in Net Assets

17	Financial Highlights
21	Notes to Financial Statements
34	Information About Your Fund’s Expenses
36	Advisory Agreement Board Considerations and Fee Evaluation
41	Account Management Resources
43	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS RREEF MLP & Energy Infrastructure Fund

Investments in securities of master limited partnerships (MLPs) involve risks that differ from investments in common stock, including risks related to: limited control and limited rights to vote on matters affecting the MLP, potential conflicts of interest between the MLP and the MLP’s general partner, cash flows, dilution and the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. The Fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector, including among others: substantial price volatility, fluctuations in commodity prices; reduced availability and consumer demand. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes (rather than a partnership), which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income which could reduce the amount of cash available for distribution, result in a reduction of the value of the Fund’s investment, or lower income to the Fund. The Fund’s strategy of investing to a significant degree in MLPs results in the Fund being taxed as a regular corporation and involves complicated accounting, tax and valuation issues — especially in the calculation of the Fund’s share price. Unlike a traditional open-end mutual fund, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations, will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local, and possibly foreign, income taxes. Refer to the prospectus for more details about tax risks. The securities markets are volatile and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Fund management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

DWS RREEF MLP & Energy Infrastructure Fund	|	3

Letter to Shareholders

Dear Shareholder:

As you know, we as Deutsche Asset Management adopted our existing European brand, DWS, globally, earlier this year. In connection with that change, “DWS” will now replace “Deutsche” in most of our open-end mutual fund names, including share classes for certain money market funds which previously included the “Deutsche” in their names.

Building on more than 60 years of experience and a reputation for excellence in Germany and across Europe, DWS is known for the values that we see as core elements to our investors’ success: Excellence, Entrepreneurship, Sustainability and Integrity. We aim to demonstrate these qualities in all that we do.

Please remember that, as part of this name change, our website also has a new address: DWS.com. For your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. As always, we invite you to visit us online frequently to access the most current insights from our CIO, economists and investment specialists.

Thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions for many years to come.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS RREEF MLP & Energy Infrastructure Fund

Performance Summary	May 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	5.02%	–1.70%	–6.71%
Adjusted for the Maximum Sales Charge (max 5.75% load)	–1.01%	–7.35%	–8.36%
Alerian MLP Infrastructure Index†	4.03%	–6.89%	–8.32%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–17.00%	–10.55%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–21.77%	–12.22%
Alerian MLP Infrastructure Index†		–22.50%	–12.09%

Class C	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 5/31/18
Unadjusted for Sales Charge	4.62%	–2.43%	–7.38%
Adjusted for the Maximum Sales Charge (max 1.00% load)	3.62%	–2.43%	–7.38%
Alerian MLP Infrastructure Index†	4.03%	–6.89%	–8.32%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–17.72%	–11.21%
Adjusted for the Maximum Sales Charge (max 1.00% load)		–17.72%	–11.21%
Alerian MLP Infrastructure Index†		–22.50%	–12.09%

Class S	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 5/31/18
No Sales Charges	4.96%	–1.55%	–6.58%
Alerian MLP Infrastructure Index†	4.03%	–6.89%	–8.32%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		–16.87%	–10.39%
Alerian MLP Infrastructure Index†		–22.50%	–12.09%

DWS RREEF MLP & Energy Infrastructure Fund	|	5

Institutional Class	6-Month‡	1-Year	Life of Fund*
Average Annual Total Returns as of 5/31/18
No Sales Charges	5.01%	–1.45%	–6.47%
Alerian MLP Infrastructure Index†	4.03%	–6.89%	–8.32%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		–16.76%	–10.28%
Alerian MLP Infrastructure Index†		–22.50%	–12.09%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2018 are 5.62%, 6.33%, 5.33% and 5.22% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS RREEF MLP & Energy Infrastructure Fund

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	The Fund commenced operations on February 3, 2015.

†	The Alerian MLP Infrastructure Index is a composite of energy infrastructure Master Limited Partnerships (MLPs). The index is a capped, float-adjusted, capitalization-weighted index, whose constituents earn the majority of their cash flow from the transportation, storage and processing of energy commodities and is disseminated real-time on a price-return basis and on a total-return basis.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
5/31/18	$7.29	$7.30	$7.28	$7.29
11/30/17	$7.05	$7.06	$7.05	$7.06
Distribution Information as of 5/31/18
Return of Capital	$.11	$.09	$.12	$.12

DWS RREEF MLP & Energy Infrastructure Fund	|	7

Portfolio Management Team

John W. Vojticek, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2004; previously worked as Principal at KG Redding and Associates, March 2004 – September 2004; and previously Managing Director of Deutsche Asset Management from 1996 – March 2004.

–	Head and Chief Investment Officer of Liquid Real Assets for DWS.

–	BS in Business Administration, University of Southern California.

Manoj H. Patel, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2011; previously worked as a Director and Portfolio Manager of infrastructure securities funds at Brookfield Investment Management.

–	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 2002.

–	BS, Indiana University-Bloomington.

Francis X. Greywitt III, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2005; previously has worked as a REIT analyst with KeyBanc Capital Markets covering the office sector.

–	Co-Head of Infrastructure Securities and Co-Lead Portfolio Manager: Chicago.

–	Investment industry experience began in 1999.

–	BBA, St. Bonaventure University; MBA, University of Chicago.

Avraham D. Feinberg, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2012; previously worked as an Equity Analyst at Morningstar and as a Senior Business Planning Consultant at MetLife.

–	Securities Analyst, Infrastructure Securities: Chicago.

–	BA in Economics from Northwestern University; MBA, Northwestern University.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	5/31/18	11/30/17
Master Limited Partnerships	94%	90%
Cash Equivalents and Other Assets and Liabilities, net	3%	2%
Common Stocks	3%	8%
	100%	100%

Sector Diversification (As a % of Master Limited Partnerships and Common Stocks)	5/31/18	11/30/17
Diversified Midstream	54%	43%
Crude Oil & Refined Products	22%	32%
Fee-Based Gathering & Processing	13%	9%
Commodity Gathering & Processing	6%	3%
Natural Gas Pipelines & Storage	5%	13%
	100%	100%

8	|	DWS RREEF MLP & Energy Infrastructure Fund

Ten Largest Holdings at May 31, 2018 (74.8% of Net Assets)
1	Enterprise Products Partners LP	11.9%
	Provides processing and transportation services to producers and consumers of natural gas liquids
2	Williams Partners LP	10.8%
	Owns, operates, develops and aquires natural gas gathering system and other energy assets
3	Energy Transfer Partners LP	9.4%
	Owns and operates a diversified portfolio of energy assets
4	Plains All American Pipeline LP	8.9%
	Involved in interstate and intrastate crude oil pipeline transportation
5	Magellan Midstream Partners LP	8.8%
	Primarily involved in the storage, transportation, and distribution of refined petroleum products and ammonia
6	MPLX LP	6.4%
	Acquires, owns, operates and develops crude oil
7	DCP Midstream LP	5.7%
	Gathers, process, transports, markets, and stores gas and natural gas liquids
8	Andeavor Logistics LP	4.6%
	Owns and operates a network of crude oil, refined products, and natural gas pipelines
9	Western Gas Partners LP	4.4%
	Owns, operates, acquires and developes midstream energy assets
10	Enbridge Energy Partners LP	3.9%
	Transports and stores hydrocarbon energy

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 41 for contact information.

DWS RREEF MLP & Energy Infrastructure Fund	|	9

Investment Portfolio	as of May 31, 2018 (Unaudited)

	Shares	Value ($)
Master Limited Partnerships 94.1%
Commodity Gathering & Processing 5.7%
DCP Midstream LP	16,739	701,532

Crude Oil & Refined Products 21.0%
Buckeye Partners LP	8,893	320,593
Fairway Energy LP (Units), 144A* (a)	10,000	35,300
Magellan Midstream Partners LP	15,602	1,090,580
MPLX LP	22,243	798,746
NuStar Energy LP	4,326	105,727
Shell Midstream Partners LP	11,190	250,544

		2,601,490

Diversified Midstream 51.7%
Andeavor Logistics LP	13,224	567,310
Enbridge Energy Partners LP	49,263	485,240
Energy Transfer Equity LP	16,014	276,722
Energy Transfer Partners LP	61,535	1,168,550
Enterprise Products Partners LP	50,785	1,467,686
Plains All American Pipeline LP	46,661	1,096,533
Williams Partners LP	33,707	1,341,539

		6,403,580

Fee-based Gathering & Processing 10.4%
Antero Midstream Partners LP	4,650	140,662
Enable Midstream Partners LP	17,598	291,071
Rice Midstream Partners LP	10,663	196,946
Western Gas Equity Partners LP	3,282	120,449
Western Gas Partners LP	10,459	540,417

		1,289,545

Natural Gas Pipelines & Storage 5.3%
Boardwalk Pipeline Partners LP	22,920	242,723
Spectra Energy Partners LP	13,610	410,205

		652,928
Total Master Limited Partnerships (Cost $11,285,008)		11,649,075

Common Stocks 2.5%
Diversified Midstream 0.5%
ONEOK, Inc.	833	56,777

The accompanying notes are an integral part of the financial statements.

10	|	DWS RREEF MLP & Energy Infrastructure Fund

	Shares	Value ($)

Fee-based Gathering & Processing 2.0%
Keyera Corp.	8,980	251,753
Total Common Stocks (Cost $290,559)		308,530

Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 1.78% (b) (Cost $445,895)	445,895	445,895

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,021,462)	100.2	12,403,500
Other Assets and Liabilities, Net	(0.2)	(26,587)

Net Assets	100.0	12,376,913

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 11/30/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 1.78% (b)
285,374	6,583,542	6,423,021	—	—	1,611	—	445,895	445,895

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of the financial statements.

DWS RREEF MLP & Energy Infrastructure Fund	|	11

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (c)	$11,613,775	$—	$35,300	$11,649,075
Common Stocks (c)	308,530	—	—	308,530
Short-Term Investments	445,895	—	—	445,895
Total	$12,368,200	$—	$35,300	$12,403,500

There have been no transfers between fair value measurement levels during the period year ended May 31, 2018.

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

12	|	DWS RREEF MLP & Energy Infrastructure Fund

Statement of Assets and Liabilities

as of May 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $11,575,567)	$11,957,605
Investment in DWS Central Cash Management Government Fund (cost $445,895)	445,895
Cash	2,353
Foreign currency, at value (cost $25,107)	24,822
Receivable for investments sold	58,745
Receivable for Fund shares sold	500
Dividends receivable	824
Interest receivable	474
Due from Advisor	24,075
Other assets	37,714
Total assets	12,553,007

Liabilities
Payable for investments purchased	64,630
Payable for Fund shares redeemed	5,339
Accrued Trustees’ fees	438
Accrued audit and tax fees	75,394
Income tax payable	2,600
Other accrued expenses and payables	27,693
Total liabilities	176,094
Net assets, at value	$12,376,913

Net Assets Consist of
Accumulated net investment loss, net of taxes	(260,318)
Net unrealized appreciation (depreciation) on:
Investments, net of taxes	395,443
Foreign currency, net of taxes	(298)
Accumulated net realized gain (loss), net of taxes	(1,160,157)
Paid-in capital	13,402,243
Net assets, at value	$12,376,913

The accompanying notes are an integral part of the financial statements.

DWS RREEF MLP & Energy Infrastructure Fund	|	13

Statement of Assets and Liabilities as of May 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($1,237,165 ÷ 169,777 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$7.29
Maximum offering price per share (100 ÷ 94.25 of $7.29)	$7.73
Class C
Net Asset Value, offering and redemption price per share ($787,919 ÷ 107,995 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$7.30
Class S
Net Asset Value, offering and redemption price per share ($8,562,610 ÷ 1,175,622 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$7.28
Institutional Class
Net Asset Value, offering and redemption price per share ($1,789,219 ÷ 245,279 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$7.29

The accompanying notes are an integral part of the financial statements.

14	|	DWS RREEF MLP & Energy Infrastructure Fund

Statement of Operations

for the six months ended May 31, 2018 (Unaudited)

Investment Income
Income:
Distributions from master limited partnerships	$498,240
Less return of capital distributions	(498,240)
Dividends (net of foreign taxes withheld of $261)	18,253
Income distributions — DWS Central Cash Management Government Fund	1,611
Total income	19,864
Expenses:
Management fee	78,683
Administration fee	7,153
Services to shareholders	20,163
Distribution and service fees	5,346
Custodian fee	2,734
Audit and tax fees	127,084
Reports to shareholders	15,295
Registration fees	29,015
Trustees’ fees and expenses	1,214
Other	4,166
Total expenses before expense reductions, before taxes	290,853
Expense reductions	(180,228)
Total expenses after expense reductions, before taxes	110,625
Net investment loss, before taxes	(90,761)
Net tax (expense) benefit	(8,292)
Net investment income (loss), net of taxes	(99,053)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(611,285)
Securities sold short	4,892
Foreign currency	1,521
Net tax (expense) benefit	(30,286)
(635,158)
Change in net unrealized appreciation (depreciation) on:
Investments	929,002
Securities sold short	(11,070)
Foreign currency	(262)
Deferred tax (expense) benefit	15,583
933,253
Net gain (loss)	298,095
Net increase (decrease) in net assets resulting from operations	$199,042

The accompanying notes are an integral part of the financial statements.

DWS RREEF MLP & Energy Infrastructure Fund	|	15

Statements of Changes in Net Assets

	Six Months Ended May 31, 2018	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2017

Operations:
Net investment income (loss), net of taxes	$(99,053)	$(93,793)
Net realized gain (loss), net of taxes	(635,158)	268,122
Change in net unrealized appreciation (depreciation), net of taxes	933,253	(810,982)
Net increase (decrease) in net assets resulting from operations	199,042	(636,653)
Distributions to shareholders from:
Net realized gains:
Class A	—	(39,320)
Class C	—	(14,539)
Class S	—	(121,117)
Institutional Class	—	(57,544)
Return of capital:
Class A	(19,231)	—
Class C	(9,262)	—
Class S	(147,022)	—
Institutional Class	(33,594)	—
Total distributions	(209,109)	(232,520)
Fund share transactions:
Proceeds from shares sold	6,023,092	12,358,256
Reinvestment of distributions	208,738	232,044
Payments for shares redeemed	(5,301,848)	(5,158,660)
Net increase (decrease) in net assets from Fund share transactions	929,982	7,431,640
Increase (decrease) in net assets	919,915	6,562,467
Net assets at beginning of year	11,456,998	4,894,531
Net assets at end of year (including accumulated net investment loss, net of taxes of $260,318 and $161,265, respectively)	$12,376,913	$11,456,998

The accompanying notes are an integral part of the financial statements.

16	|	DWS RREEF MLP & Energy Infrastructure Fund

Financial Highlights

	Six Months Ended 5/31/18		Year Ended November 30,		Period Ended
Class A	(Unaudited)		2017	2016	11/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$7.05		$7.62	$7.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)		(.10)	(.10)	(.05)
Net realized and unrealized gain (loss)	.40		(.26)	.65	(2.56)
Total from investment operations	.35		(.36)	.55	(2.61)
Less distributions from:
Net realized gains	—		(.21)	—	—
Return of capital	(.11)		—	(.20)	(.12)
Total distributions	(.11)		(.21)	(.20)	(.12)
Net asset value, end of period	$7.29		$7.05	$7.62	$7.27
Total Return (%)[c,d]	5.02	**	(4.86)	7.17	(25.85	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	.6
Ratio of expenses and tax expense/benefit before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.42	*	5.62	8.43	19.06	*
Tax expense (benefit) (%)[e]	.32	*	.05	—	—
Ratio of expenses and tax expense/benefit after expense reductions and (including interest expense and dividend expense for securities sold short) (%)[e]	1.97	*	1.72	1.99	1.74	*
Ratio of expenses and tax expense/benefit after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)[e]	1.97	*	1.72	1.65	1.65	*
Ratio of net investment income (loss), before taxes (%)	(1.38	)*	(1.29)	(1.38)	(.70	)*
Ratio of net investment income (loss), after taxes (%)[f]	(1.49	)*	(1.30)	(1.38)	(.70	)*
Portfolio turnover rate (%)	93	**	136	233	163	**

[a]	For the period from February 3, 2015 (commencement of operations) to November 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gain (losses).

[f]	Ratio includes tax expense derived from net investment income (loss) only.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS RREEF MLP & Energy Infrastructure Fund	|	17

	Six Months Ended 5/31/18		Year Ended November 30,		Period Ended
Class C	(Unaudited)		2017	2016	11/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$7.06		$7.63	$7.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)		(.16)	(.16)	(.12)
Net realized and unrealized gain (loss)	.41		(.26)	.66	(2.54)
Total from investment operations	.33		(.42)	.50	(2.66)
Less distributions from:
Net realized gains	—		(.15)	—	—
Return of capital	(.09)		—	(.14)	(.07)
Total distributions	(.09)		(.15)	(.14)	(.07)
Net asset value, end of period	$7.30		$7.06	$7.63	$7.27
Total Return (%)[c,d]	4.62	**	(5.69)	6.51	(26.22	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	.1
Ratio of expenses and tax expense/benefit before expense reductions (including interest expense and dividend expense for securities sold short) (%)	5.18	*	6.33	9.16	19.93	*
Tax expense (benefit) (%)[e]	.32	*	.05	—	—
Ratio of expenses and tax expense/benefit after expense reductions (including interest expense and dividend expense for securities sold short) (%)[e]	2.72	*	2.47	2.74	2.49	*
Ratio of expenses and tax expense/benefit after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)[e]	2.72	*	2.47	2.40	2.40	*
Ratio of net investment income (loss), before taxes (%)	(2.13	)*	(2.04)	(2.12)	(1.65	)*
Ratio of net investment income (loss), after taxes (%)[f]	(2.24	)*	(2.05)	(2.12)	(1.65	)*
Portfolio turnover rate (%)	93	**	136	233	163	**

[a]	For the period from February 3, 2015 (commencement of operations) to November 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gain (losses).

[f]	Ratio includes tax expense derived from net investment income (loss) only.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

18	|	DWS RREEF MLP & Energy Infrastructure Fund

	Six Months Ended 5/31/18		Year Ended November 30,		Period Ended
Class S	(Unaudited)		2017	2016	11/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$7.05		$7.61	$7.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.09)	(.06)	(.05)
Net realized and unrealized gain (loss)	.39		(.25)	.62	(2.56)
Total from investment operations	.35		(.34)	.56	(2.61)
Less distributions from:
Net realized gains	—		(.22)	—	—
Return of capital	(.12)		—	(.21)	(.13)
Total distributions	(.12)		(.22)	(.21)	(.13)
Net asset value, end of period	$7.28		$7.05	$7.61	$7.26
Total Return (%)[c]	4.96	**	(4.72)	7.33	(25.70	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9		7	1	.2
Ratio of expenses and tax expense/benefit before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.37	*	5.33	8.29	19.03	*
Tax expense (benefit) (%)[d]	.32	*	.05	—	—
Ratio of expenses and tax expense/benefit after expense reductions (including interest expense and dividend expense for securities sold short) (%)[d]	1.82	*	1.57	1.84	1.59	*
Ratio of expenses and tax expense/benefit after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)[d]	1.82	*	1.57	1.50	1.50	*
Ratio of net investment income (loss), before taxes (%)	(1.23	)*	(1.14)	(.77)	(.71	)*
Ratio of net investment income (loss), after taxes (%)[e]	(1.34	)*	(1.15)	(.77)	(.71	)*
Portfolio turnover rate (%)	93	**	136	233	163	**

[a]	For the period from February 3, 2015 (commencement of operations) to November 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gain (losses).

[e]	Ratio includes tax expense derived from net investment income (loss) only.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS RREEF MLP & Energy Infrastructure Fund	|	19

	Six Months Ended 5/31/18		Year Ended November 30,		Period Ended
Institutional Class	(Unaudited)		2017	2016	11/30/15[a]

Selected Per Share Data
Net asset value, beginning of period	$7.06		$7.62	$7.27	$10.00
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)		(.08)	(.08)	(.04)
Net realized and unrealized gain (loss)	.39		(.25)	.65	(2.55)
Total from investment operations	.35		(.33)	.57	(2.59)
Less distributions from:
Net realized gains	—		(.23)	—	—
Return of capital	(.12)		—	(.22)	(.14)
Total distributions	(.12)		(.23)	(.22)	(.14)
Net asset value, end of period	$7.29		$7.06	$7.62	$7.27
Total Return (%)[c]	5.01	**	(4.61)	7.58	(25.69	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		2	2	2
Ratio of expenses and tax expense/benefit before expense reductions (including interest expense and dividend expense for securities sold short) (%)	4.16	*	5.22	8.05	18.79	*
Tax expense (benefit) (%)[d]	.32	*	.05	—	—
Ratio of expenses and tax expense/benefit after expense reductions (including interest expense and dividend expense for securities sold short) (%)[d]	1.72	*	1.47	1.74	1.49	*
Ratio of expenses and tax expense/benefit after expense reductions (excluding interest expense and dividend expense for securities sold short) (%)[d]	1.72	*	1.47	1.40	1.40	*
Ratio of net investment income (loss), before taxes (%)	(1.12	)*	(1.04)	(1.08)	(.55	)*
Ratio of net investment income (loss), after taxes (%)[e]	(1.23	)*	(1.05)	(1.08)	(.55	)*
Portfolio turnover rate (%)	93	**	136	233	163	**

[a]	For the period from February 3, 2015 (commencement of operations) to November 30, 2015.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gain (losses).

[e]	Ratio includes tax expense derived from net investment income (loss) only.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

20	|	DWS RREEF MLP & Energy Infrastructure Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS RREEF MLP & Energy Infrastructure Fund (formerly Deutsche MLP & Energy Infrastructure Fund) (the “Fund”) is a non-diversified series of Deutsche DWS Securities Trust (formerly Deutsche Securities Trust) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

DWS RREEF MLP & Energy Infrastructure Fund	|	21

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Long equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Short equity securities for which no sales are reported are valued at the calculated mean between the most recent bid and ask quotations on the relevant market or, if a mean cannot be determined, at the most recent ask quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Master Limited Partnerships. Master Limited Partnerships, or MLPs, are entities that receive partnership taxation treatment under the Internal Revenue Code, as amended, and whose interests or “units” are traded

22	|	DWS RREEF MLP & Energy Infrastructure Fund

on securities exchanges like shares of corporate stock. The Fund invests primarily in publicly traded MLP investments and securities issued by energy infrastructure companies that (i) operate or own, directly or indirectly, energy infrastructure related assets; or (ii) provide energy-related equipment or services. Due to their partnership structure, MLPs generally do not pay income taxes. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP, has an ownership stake in the MLP and may be eligible to receive an incentive distribution. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. Equity securities issued by MLPs generally consist of common units, subordinated units and preferred units.

Short Sales. When the Fund takes a short position, it sells at the current market price a security it does not own but has borrowed in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Fund buys the same security in the market and returns it to the lender.

Upon entering into a short sale, the Fund is required to designate liquid assets it owns in the form of cash or securities as segregated assets at its custodian in an amount at least equal to its obligations to purchase the securities sold short. For financial statements purposes, segregated cash is reflected as an asset on the Statement of Assets and Liabilities, and the settlement amount for securities sold short is reflected as a corresponding liability. Securities segregated as collateral are identified in the Investment Portfolio. The amount of the liability is marked-to-market to reflect the current value of the short position.

The Fund may receive or pay the net of the borrowing fee on securities sold short and any income earned on the cash held as collateral for securities sold short. The net amounts of income or fees are included as interest income, or interest expense on securities sold short, in the Statement of Operations.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund

DWS RREEF MLP & Energy Infrastructure Fund	|	23

previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

Federal Income Taxes. The Fund has not elected to qualify as a regulated investment company under Subchapter M of the of the Internal Revenue Code, as amended due to the concentration in Master Limited Partnerships, or MLP, securities. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal, state and local income tax purposes and will pay federal, state and local tax on its taxable income.

MLPs are entities that receive partnership taxation treatment under the Internal Revenue Code, as amended, and whose interests or “units” are traded on securities exchanges like shares of corporate stock. The Fund invests primarily in publicly traded MLP investments and securities issued by energy infrastructure companies that (i) operate or own, directly or indirectly, energy infrastructure related assets; or (ii) provide energy-related equipment or services. Due to their partnership structure, MLPs generally do not pay income taxes. To the extent that the Fund invests in the equity securities of an MLP taxed as a partnership, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, expenses and tax credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes (rather than a partnership), which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income which could reduce the amount of cash available for distribution, result in a reduction of the value of the Fund’s investment, or lower income to the Fund.

The Fund generally will accrue a deferred income tax liability for the future tax liability associated with the capital appreciation of its investments and reduction in basis as a result of distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also accrue a deferred tax asset which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. The Fund’s tax expense or benefit, if any, is included in the Statement of Operations based on the component of income or gains/losses to which such expense or benefit is

24	|	DWS RREEF MLP & Energy Infrastructure Fund

related. To the extent the Fund has a net deferred tax asset, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the net deferred tax asset, is required. These calculations are subject to numerous estimates and assumptions, including estimates of the amount and character of distributions expected to be received from MLP investments; assumptions regarding whether or not netting of certain assets and liabilities is permitted; assumptions and judgments regarding the likelihood of realizing deferred tax assets; and estimates of the appropriate tax rates.

The Fund has determined that no accrual for uncertain tax positions is required.

The Fund recognizes interest and penalties related to income taxes as a component of income tax expense. The Fund is estimating that for the period ended May 31, 2018, $148 of the current tax expense relates to interest and penalties.

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. The TCJA includes changes to the corporate income tax rate, alternative minimum tax (AMT), and modifications to the net operating loss (NOL) deduction. Prior to enactment, the highest marginal federal income tax rate was 35%. The TCJA reduced the corporate rate to a flat income tax rate of 21%. The change in the rate was reflected in the Fund’s NAV on the date of enactment of the new law. The Fund may also be subject to a 20% AMT to the extent that the Fund’s alternative minimum tax exceeds the Fund’s regular federal income tax. For tax years beginning after December 31, 2017 the TCJA repealed the corporate AMT. The TCJA eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years ending after December 31, 2017. The TCJA also established a limitation for any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization.

Total income taxes have been computed by applying the federal statutory income tax rate of 21% plus a blended state income tax rate of 2.46%, net of federal benefit. The Fund applied this rate to net investment income (loss) and realized and unrealized gains (losses) on investments before income taxes in computing its total income tax expense (benefit).

DWS RREEF MLP & Energy Infrastructure Fund	|	25

The provision for income taxes differs from the amount derived from applying the statutory income tax rate to net investment income (loss) and realized and unrealized gain (loss) before income taxes for the current period ended May 31, 2018 as follows:

Effective Tax Rate Reconciliation
Provision at statutory rates	$45,922	21.00%
State taxes, net of federal tax benefit	5,378	2.46%
Permanent differences	(1,836)	(0.84)%
Effect of tax rate change*	140,396	64.20%
Other	(17,238)	(7.88)%
Change in valuation allowance	(149,627)	(68.42)%
Net Income Tax Expense/(Benefit)	$22,995	10.52%

*

The tax rate change listed in the table above is reflective of the change in deferred tax assets and liabilities due to the federal corporate tax rate change enacted by the TCJA. For tax years beginning after December 31, 2017, corporations will be taxed at a flat rate of 21%.

For the current period ended May 31, 2018, the components of the Fund’s net deferred tax asset (liability) were as follows:

Deferred Tax Assets (Liabilities)
Federal net operating loss carryforward	$61,807
State net operating loss carryforward	7,238
Capital loss carryforward	258,792
Other	67
Unrealized gain on investment securities	(115,779)
Valuation allowance	(212,125)
Net deferred tax assets (liabilities)	$—

At May 31, 2018, the Fund had capital loss carryforwards, which may be carried forward for five years, as follows:

Expiration	Amount
November 30, 2020	$37,142
November 30, 2021	$442,474
November 30, 2023	$623,536

At May 31, 2018, the Fund had net operating loss carryforwards, which may be carried forward indefinitely as follows:

Amount
May 31, 2018	$294,321

For the current period ended May 31, 2018, the Fund has recorded a valuation allowance to offset the deferred tax asset, as the Fund has

26	|	DWS RREEF MLP & Energy Infrastructure Fund

determined at May 31, 2018, based on historical evidence, it is unlikely the deferred tax asset will be realized.

The Fund’s income tax expense/(benefit) consists of the following:

May 31, 2018	Current	Deferred	Total
Federal	$22,792	$151,293	$174,085
State	203	(1,667)	(1,464)
Valuation allowance	—	(149,626)	(149,626)
Total tax expense/(benefit)	$22,995	$—	$22,995

Distributions. The Fund anticipates making distributions to its shareholders each fiscal quarter of substantially all of the Fund’s distributable cash flow. Distributable cash flow means the amount received as cash or pay-in-kind distributions from MLPs or their affiliates, interest payments received on debt securities owned by the Fund and other payments received on securities owned by the Fund less accrued operating expenses of the Fund and taxes on the Fund’s taxable income. The Fund is not required to make such distributions and, consequently, may not make a distribution or may make a distribution less than such amount for a given quarter. Although the Fund expects that a significant portion of its distributions will be treated as nontaxable returns of capital or taxable gains, no assurance can be given in this regard.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At May 31, 2018, the aggregate cost for federal income tax purposes was $11,909,671. At May 31, 2018, net unrealized appreciation for all securities based on tax cost was $493,829. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,098,091 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $604,262.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly

DWS RREEF MLP & Energy Infrastructure Fund	|	27

attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on the trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Dividend income on short sale transactions is recorded on ex-date and disclosed as an expense in the Statement of Operations. Distributions from MLPs are recorded as income and return of capital based on information reported by the MLPs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the MLPs and the actual amounts may differ from the estimated amounts. The Fund has estimated 100% of distributions from MLPs as return of capital. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s cost basis in the interests of the MLP is reduced. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

B. Purchases and Sales of Securities

During the six months ended May 31, 2018, purchases and sales of investment securities (excluding short sale transactions and short-term investments) aggregated $13,371,483 and $12,495,566, respectively. Purchases to cover securities sold short and securities sold short aggregated $115,330 and $18,752, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

28	|	DWS RREEF MLP & Energy Infrastructure Fund

RREEF America L.L.C. (“RREEF”), also an indirect, wholly owned subsidiary of Deutsche Bank AG, is the subadvisor for the Fund. While DIMA is the investment advisor to the Fund, the day-to-day activities of managing the Fund’s portfolio have been delegated to RREEF. RREEF is responsible for decisions to buy and sell securities for the Fund and conducts the research that leads to the purchase and sale decisions. DIMA compensates RREEF out of its management fee.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the annual rate (exclusive of any applicable waivers/reimbursements) of 1.10%.

For the period from December 1, 2017 through February 28, 2019, the Advisor has contractually agreed to waive its fee and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest and dividend expenses on short sales) of each class as follows:

Class A	1.65%
Class C	2.40%
Class S	1.50%
Institutional Class	1.40%

For the six months ended May 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$15,180
Class C	9,840
Class S	124,449
Institutional Class	30,759
$180,228

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended May 31, 2018, the Administration Fee was $7,153, of which $1,032 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent

DWS RREEF MLP & Energy Infrastructure Fund	|	29

functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at May 31, 2018

Class A	$253	$129
Class C	44	23
Class S	488	215
Institutional Class	53	28
	$838	$395

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended May 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at May 31, 2018

Class C	$2,995	$493

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to

0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended May 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at May 31, 2018	Annualized Rate

Class A	$1,364	$438	.22%
Class C	987	358	.25%
	$2,351	$796

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended May 31, 2018 aggregated $44.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on 1% of the value of the

30	|	DWS RREEF MLP & Energy Infrastructure Fund

shares redeemed for Class C. For the six months ended May 31, 2018, the CDSC for Class C shares aggregated $796. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press services to the Fund. For the six months ended May 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,284, of which $4,895 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS Variable NAV Money Fund.

D. Investing in Master Limited Partnerships

Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity. MLPs are generally considered interest-rate sensitive investments. During periods of interest-rate volatility, these investments could have poor returns.

MLPs are also subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have

DWS RREEF MLP & Energy Infrastructure Fund	|	31

limited operating histories. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic and other conditions.

E. Energy Infrastructure Concentration Risk

The Fund concentrates its investments in the group of industries comprising the energy infrastructure sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy infrastructure sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy infrastructure sector are subject to specific risks, including, among others: fluctuations in commodity prices; fluctuations in consumer demand for commodities such as oil, natural gas or petroleum products; fluctuations in the supply of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of terrorist attacks. Additionally, changes in economic conditions of key energy producing and consuming countries, domestic and foreign government regulations, international politics, policies of the Organization of Petroleum Exporting Countries (OPEC), taxation and tariffs may adversely impact the profitability of energy infrastructure companies. Moreover, energy infrastructure companies may incur environmental costs and liabilities due to the nature of their businesses and substances handled. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy infrastructure companies.

F. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At May 31, 2018, there was one shareholder account that held approximately 20% of the outstanding shares of the Fund.

G. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2018.

32	|	DWS RREEF MLP & Energy Infrastructure Fund

H. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended May 31, 2018		Year Ended November 30, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	5,504	$39,496	23,043	$171,476
Class C	19,264	139,253	37,676	289,944
Class S	619,123	4,452,093	1,262,370	9,578,437
Institutional Class	188,973	1,392,250	317,524	2,318,399
		$6,023,092		$12,358,256

Shares issued to shareholders in reinvestment of distributions
Class A	2,631	$19,231	5,182	$39,179
Class C	1,255	9,203	1,921	14,396
Class S	20,091	146,710	16,729	120,925
Institutional Class	4,600	33,594	7,685	57,544
		$208,738		$232,044

Shares redeemed
Class A	(14,237)	$(102,032)	(48,047)	$(362,545)
Class C	(15,996)	(109,803)	(39,619)	(302,264)
Class S	(523,107)	(3,496,188)	(344,965)	(2,626,742)
Institutional Class	(233,422)	(1,593,825)	(257,818)	(1,867,109)
		$(5,301,848)		$(5,158,660)

Net increase (decrease)
Class A	(6,102)	$(43,305)	(19,822)	$(151,890)
Class C	4,523	38,653	(22)	2,076
Class S	116,107	1,102,615	934,134	7,072,620
Institutional Class	(39,849)	(167,981)	67,391	508,834
		$929,982		$7,431,640

I. Name Changes

In connection with adoption of the DWS brand, effective July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, was renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” became known as the “DWS Funds.” As a result, Deutsche MLP & Energy Infrastructure Fund was renamed DWS RREEF MLP & Energy Infrastructure Fund.

DWS RREEF MLP & Energy Infrastructure Fund	|	33

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (December 1, 2017 to May 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

34	|	DWS RREEF MLP & Energy Infrastructure Fund

Expenses and Value of a $1,000 Investment for the six months ended May 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$1,050.20	$1,046.20	$1,049.60	$1,050.10
Expenses Paid per $1,000*	$8.43	$12.24	$7.66	$7.16

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 12/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 5/31/18	$1,016.70	$1,012.96	$1,017.45	$1,017.95
Expenses Paid per $1,000*	$8.30	$12.04	$7.54	$7.04

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS RREEF MLP & Energy Infrastructure Fund†	1.65%	2.40%	1.50%	1.40%

†	Tax expense (benefit) of 0.32% is not included in the ratio calculation.

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

DWS RREEF MLP & Energy Infrastructure Fund	|	35

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche MLP & Energy Infrastructure Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and RREEF America L.L.C. (“RREEF”), an affiliate of DIMA, in September 2017.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

36	|	DWS RREEF MLP & Energy Infrastructure Fund

The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and RREEF are part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and RREEF’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and RREEF provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisers, including RREEF. The Board reviewed the Fund’s performance and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-year period ended December 31, 2016, the Fund’s

DWS RREEF MLP & Energy Infrastructure Fund	|	37

performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-year period ended December 31, 2016. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA and RREEF the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2017. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). With respect to the sub-advisory fee paid to RREEF, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”), noting that DIMA indicated that it does not provide services to any other comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The

38	|	DWS RREEF MLP & Energy Infrastructure Fund

Board noted that DIMA indicated that Deutsche AM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and RREEF.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public

DWS RREEF MLP & Energy Infrastructure Fund	|	39

relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

40	|	DWS RREEF MLP & Energy Infrastructure Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS RREEF MLP & Energy Infrastructure Fund	|	41

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group. RREEF America L.L.C. (“RREEF”), an indirect, wholly owned subsidiary of DWS Group, is the subadvisor for the Fund.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DMPAX	DMPCX	DMPSX	DMPIX
CUSIP Number	25159L 489	25159L 471	25159L 455	25159L 463
Fund Number	1016	1316	2016	1416

42	|	DWS RREEF MLP & Energy Infrastructure Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS RREEF MLP & Energy Infrastructure Fund	|	43

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

—  open an account

—  give us your contact information

—  provide bank account information for ACH or wire transactions

—  tell us where to send money

—  seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates’ everyday business purposes

— information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

44	|	DWS RREEF MLP & Energy Infrastructure Fund

DMEIF-3

(R-038423-4 7/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF MLP & Energy Infrastructure Fund, a series of Deutsche DWS Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/30/2018